Offerings - Offering: 1	Dec. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The aggregate maximum purchase price for units of beneficial interest is $302,235,240.42, based upon the estimated net asset value per Class 1 Unit, the estimated net asset value per Class 2 Unit, the estimated net asset value per Class 3 Unit, the estimated net asset value per Class 4 Unit, and the estimated net asset value per Class 5 Unit as of October 31, 2025. The table reports a transaction valuation of $0.00 because AMG Pantheon Fund, LLC (the "Issuer") is relying on the SEC staff's no-action relief applicable to master-feeder structures for fees on shares offered for repurchase in corresponding tender offers. See Ironwood Multi-Strategy Fund LLC and Ironwood Institutional Multi-Strategy Fund LLC, SEC No-Action Letter (pub. avail. April 19, 2017). The Issuer is a feeder fund in a master-feeder structure, whereby the Issuer invests substantially all of its assets in AMG Pantheon Master Fund, LLC (the "Master Fund"). Units of beneficial interest repurchased by the Issuer through this tender offer may have corresponding units of beneficial interest repurchased by the Master Fund through a corresponding tender offer. The Master Fund pays tender offer registration fees for its corresponding tender offer, which is subject to Rule 13e-4.